Cover	May 30, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 30, 2023
Entity Registrant Name	AKEBIA THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36352
Entity Tax Identification Number	20-8756903
Entity Address, Address Line One	245 First Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	617
Local Phone Number	871-2098
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	AKBA
Entity Emerging Growth Company	false
Entity Central Index Key	0001517022
Amendment Flag	false
Entity Listings [Line Items]
Security Exchange Name	NASDAQ